ACQUISITIONS (Details 9) (Logoscript, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Feb. 29, 2012	Feb. 29, 2012 Customer relationship
ACQUISITIONS
Ownership interest acquired (as a percent)			100.00%
Purchase price			$ 1,399
Cash consideration paid	1,158
Fair value of cash consideration			241
Net tangible assets:
Assets			1,592
Liabilities			(1,150)
Total			442
Intangible assets acquired:
Intangible assets acquired				233
Goodwill			794
Deferred tax liability			(70)
Total			957
Total consideration			1,399
Estimated useful life
Estimated useful life				3 years
Pro forma information summarizing the results of operations
Net revenues	359,352	222,836
Net income	$ 2,553	$ 17,458
Net income per share
Basic (in dollars per share)	$ 0.05	$ 0.43
Diluted (in dollars per share)	$ 0.05	$ 0.41